OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	December 31,	December 31,
	2021	2020
Financial assets
Long-term receivables	127,390	127,754
Less: impairment	(15,542)	—
	111,848	127,754

Prepayment for mining rights	806,534	809,722
Long-term prepaid expenses	593,011	654,291
Deferred losses for sale and leaseback transactions(i)	97,070	396,368
Input VAT to be deducted	294,420	388,271
Rent concessions	376,917	257,899
Others	195,146	531,615
	2,363,098	3,038,166

	2,474,946	3,165,920
(i)	In previous years, the Group entered into several sale and leaseback agreements (Note 20(a)). The deferred losses arising from the sale are classified as other non-current assets and were amortized over the useful lives of the assets leased back.